CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 20,300		$ 14,576		$ 11,592
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	9,625		8,717		7,887
Stock-based compensation	1,349		1,067		933
Amortization of premium and accrued interest on marketable securities	(453)		(225)		0
Net changes in operating assets and liabilities, net of amount acquired:
Trade receivables, net	1,893		(6,637)		(6,677)
Other operating assets	(1,229)		127		(2,317)
Deferred tax assets, net	2,169		(1,020)		1,133
Trade payables	1,511		(3,297)		1,874
Other operating liabilities	4,134		8,469		383
Deferred revenues and customer advances	1,300		(223)		2,508
Accrued severance pay, net	(159)		7		(50)
Net cash provided by operating activities	40,440		21,561		17,266
Cash flows from investing activities:
Purchase of property and equipment	(2,815)		(1,468)		(4,129)
Capitalized software development costs	(6,032)		(6,094)		(5,392)
Net cash paid for acquisitions (b)	(2,934)		(2,064)		0
Investment in marketable securities	(7,678)		(34,906)		0
Proceeds from sale of marketable securities	1,499		1,543		0
Restricted cash, net	(893)		239		(210)
Net cash used in investing activities	(18,853)		(42,750)		(9,731)
Cash flows from financing activities:
Proceeds from employee stock options exercised	1,568		1,569		1,689
Distribution to ultimate parent for a business acquisition under common control (c)	(8,482)		0		0
Issuance of shares upon public offering, net	0		0		37,791
Distribution of dividend	(7,186)		0		(5,802)
Dividend to non-controlling interest	(77)		(106)		(157)
Net cash provided by (used in) financing activities	(14,177)		1,463		33,521
Effect of exchange rate changes on cash	(459)		(3,187)		207
Increase (decrease) in cash and cash equivalents	6,951		(22,913)		41,263
Cash and cash equivalents at beginning of year	47,400	[1]	70,313		29,050
Cash and cash equivalents at end of year	54,351		47,400	[1]	70,313
Supplemental cash flow activities:
Interest paid	6		5		7
Interest received	(1,199)		(604)		(7)
Income taxes	2,234		665		739
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net (excluding cash and cash equivalents)	(1,221)		(228)		0
Other long term assets	(183)		0		0
Other long term liabilities	1,424		0		0
Goodwill and other intangible assets	(3,903)		(2,013)		0
Contingent payments	949		0		0
Redeemable non-controlling interest	0		177		0
Fair Value Of Net Assets Acquired	(2,934)		(2,064)		0
Non-cash transactions:
Loan and contingent payments to ultimate parent	$ (2,333)		$ 0		$ 0

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1c).